Income Taxes (Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
(Loss) earnings before income taxes		$ (38.4)
Statutory tax rate	25.00%	25.00%
Expected income tax (recovery) expense based on above rates	$ 32.2	$ (9.6)
Effect of higher tax rates in foreign jurisdictions	1.0	(2.4)
Non-deductible expenses	(1.4)	4.4
Impact of local mining taxes	7.2	6.0
Impact of foreign exchange	(13.2)	28.8
Impact of renouncement of flow through share expenditures	0.8	0.3
Withholding tax	1.2	1.2
Change in unrecognized temporary differences	4.6	5.2
Other	0.4	0.3
Income tax expense (recovery) recognized in net (loss) earnings	$ 32.8	$ 34.2